Schedule of Investments ─ IQ Winslow Focused Large Cap Growth ETF

July 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 100.1%
Communication Services — 8.4%
Alphabet, Inc., Class C*	2,650	$352,741
Meta Platforms, Inc., Class A*	725	230,985

Total Communication Services		583,726

Consumer Discretionary — 12.9%
Amazon.com, Inc.*	2,220	296,770
Chipotle Mexican Grill, Inc.*	161	315,927
Hilton Worldwide Holdings, Inc.	1,848	287,345

Total Consumer Discretionary		900,042

Consumer Staples — 2.8%
Costco Wholesale Corp.	343	192,310

Financials — 7.9%
Mastercard, Inc., Class A	792	312,270
Moody’s Corp.	682	240,575

Total Financials		552,845

Health Care — 12.4%
Intuitive Surgical, Inc.*	800	259,520
UnitedHealth Group, Inc.	539	272,933
Vertex Pharmaceuticals, Inc.*	931	328,029

Total Health Care		860,482

Industrials — 8.9%
Deere & Co.	713	306,305
Parker-Hannifin Corp.	771	316,118

Total Industrials		622,423

Information Technology — 41.6%
Advanced Micro Devices, Inc.*	790	90,376
Analog Devices, Inc.	1,306	260,586
Apple, Inc.	2,234	438,870
ASML Holding NV	541	387,578
Microsoft Corp.	2,084	700,057
NVIDIA Corp.	980	457,944
ServiceNow, Inc.*	576	335,808
Synopsys, Inc.*	496	224,093

Total Information Technology		2,895,312

Materials — 5.2%
Linde PLC	927	362,151

Total Common Stocks
(Cost $5,421,039)		6,969,291
	Shares	Value
Short-Term Investment — 0.4%

Money Market Fund — 0.4%

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.23%(a)
(Cost $30,909)	30,909	$30,909

Total Investments — 100.5%
(Cost $5,451,948)		7,000,200
Other Assets and Liabilities, Net — (0.5)%		(34,953)
Net Assets — 100.0%		$6,965,247

*	Non-income producing securities.
(a)	Reflects the 7-day yield at July 31, 2023.

Schedule of Investments ─ IQ Winslow Focused Large Cap Growth ETF (continued)

July 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(b)
Common Stocks	$6,969,291	$–	$–	$6,969,291
Short-Term Investment:
Money Market Fund	30,909	–	–	30,909
Total Investments in Securities	$7,000,200	$–	$–	$7,000,200

(b)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.